                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    New England Investment Management, Inc.
Address: 501 Boylston Street
         Boston, MA 02116

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Thomas M. Lenz
Title: General Counsel and Clerk
Phone: 617-578-3104

Signature, Place, and Date of Signing:



Thomas M. Lenz   Boston, Massachusetts  December 2, 1999


Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT.

[x]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Name                                        13F File Number
                                            ---------------
Fred Alger Management, Inc.                       028-00869
Back Bay Advisors, L.P.                           028-02619
Salomon Brothers Asset Management, Inc.           028-02568
Loomis Sayles & Company, L.P.                     028-04099
Davis Selected Advisers, LP                       028-04121
Goldman, Sachs & Co.                              028-00687
Massachusetts Financial Services Company          028-04968
Westpeak Investment Advisors LP                   028-04372
Morgan Stanley Dean Witter & Co.                  028-03432